Voya Solution Moderately Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.9%
4,057	iShares 20+ Year Treasury Bond ETF	$ 669,283	2.0
5,786	iShares Core S&P Small-Cap ETF	324,653	1.0
28,515	Schwab U.S. TIPS ETF	1,639,898	4.9
7,706	Vanguard Global ex-U.S. Real Estate ETF	330,664	1.0
4,735	Vanguard Real Estate ETF	330,740	1.0

	Total Exchange-Traded Funds
	(Cost $3,230,972)	3,295,238	9.9

MUTUAL FUNDS: 90.1%
	Affiliated Investment Companies: 90.1%
213,736	Voya Floating Rate Fund - Class I	1,709,890	5.1
153,684	Voya Global Bond Fund - Class R6	1,370,865	4.1
329,255	Voya High Yield Bond Fund - Class R6	2,311,374	6.9
306,197	Voya Intermediate Bond Fund - Class R6	3,095,649	9.3
221,743	Voya Large Cap Value Fund - Class R6	2,051,119	6.1
25,705	Voya Large-Cap Growth Fund - Class R6	1,062,659	3.2
28,179	Voya MidCap Opportunities Portfolio - Class I	324,905	1.0
101,334	Voya Multi-Manager Emerging Markets Equity Fund - Class I	959,634	2.9
73,131	Voya Multi-Manager International Equity Fund - Class I	647,209	1.9
153,696	Voya Multi-Manager International Factors Fund - Class I	1,140,422	3.4
49,168	Voya Multi-Manager Mid Cap Value Fund - Class I	322,047	1.0
223,089	Voya Short Term Bond Fund - Class R6	2,130,503	6.4
56,204	Voya Small Company Portfolio - Class I	650,283	1.9
190,000	Voya Strategic Income Opportunities Fund - Class R6	1,734,702	5.2
209,515	Voya U.S. High Dividend Low Volatility Fund - Class R6	2,044,863	6.1
119,644	Voya U.S. Stock Index Portfolio - Class I	1,633,135	4.9
255,091	VY® BrandywineGLOBAL - Bond Portfolio - Class I	2,716,724	8.1
127,306	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,297,217	9.9
12,878	VY® T. Rowe Price Growth Equity Portfolio - Class I	892,469	2.7

	Total Mutual Funds
	(Cost $33,802,295)	30,095,669	90.1

	Total Investments in Securities (Cost $37,033,267)	$ 33,390,907	100.0
	Liabilities in Excess of Other Assets	(6,252)	–
	Net Assets	$ 33,384,655	100.0

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

Voya Solution Moderately Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,295,238	$–	$–	$3,295,238
Mutual Funds	30,095,669	–	–	30,095,669
Total Investments, at fair value	$33,390,907	$–	$–	$33,390,907

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2020	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$1,928,865	$205,854	$(138,374)	$(286,455)	$1,709,890	$22,049	$(14,837)	$-
Voya Global Bond Fund - Class R6	1,527,865	73,687	(122,112)	(108,575)	1,370,865	17,596	(3,458)	-
Voya High Yield Bond Fund - Class R6	2,320,172	419,001	(154,862)	(272,937)	2,311,374	33,429	(9,198)	-
Voya Intermediate Bond Fund - Class R6	3,365,647	255,094	(426,650)	(98,442)	3,095,649	30,741	17,848	-
Voya Large Cap Value Fund - Class R6	2,427,965	410,946	(132,585)	(655,207)	2,051,119	-	(28,660)	-
Voya Large-Cap Growth Fund - Class R6	1,266,572	52,952	(80,775)	(176,090)	1,062,659	-	(6,831)	-
Voya MidCap Opportunities Portfolio - Class I	383,303	25,256	(18,168)	(65,486)	324,905	-	(1,540)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,191,619	145,913	(48,882)	(329,016)	959,634	-	1,003	-
Voya Multi-Manager International Equity Fund - Class I	580,404	237,422	(45,267)	(125,350)	647,209	-	(8,742)	-
Voya Multi-Manager International Factors Fund - Class I	1,156,668	307,200	(80,303)	(243,143)	1,140,422	-	(18,838)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	385,348	90,144	(25,079)	(128,366)	322,047	-	(8,452)	-
Voya Short Term Bond Fund - Class R6	2,655,158	112,257	(561,479)	(75,433)	2,130,503	15,471	(13,038)	-
Voya Small Company Portfolio - Class I	769,739	189,905	(71,721)	(237,640)	650,283	-	(26,116)	-
Voya Strategic Income Opportunities Fund - Class R6	2,288,951	181,332	(520,907)	(214,674)	1,734,702	20,489	(1,107)	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	2,409,256	322,591	(120,668)	(566,316)	2,044,863	-	(116)	-
Voya U.S. Stock Index Portfolio - Class I	1,170,489	1,834,595	(924,698)	(447,251)	1,633,135	-	(207,190)	-
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3,024,727	112,164	(438,584)	18,417	2,716,724	-	16,358	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,857,498	140,205	(224,094)	(476,392)	3,297,217	-	7,954	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,065,572	46,262	(72,230)	(147,135)	892,469	-	(15,155)	-
	$33,775,818	$5,162,780	$(4,207,438)	$(4,635,491)	$30,095,669	$139,775	$(320,115)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $37,784,642.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$ 371,770
Gross Unrealized Depreciation	(4,765,505)
Net Unrealized Depreciation	$ (4,393,735)